Note 14 - Revenue - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenues	$ 10	$ 451	$ 22	$ 456	$ 498	$ 0
Transferred over Time [Member]
Revenues	7	451	15	456	498	0
Service [Member]
Revenues	$ 10	$ 451	$ 22	$ 456	$ 498	$ 0